Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Operating expenses, including compensation, allocated by Allstate Insurance Company	$ 44,100,000	$ 54,200,000	$ 51,400,000
Premium revenue	59,070,000	55,789,000	38,037,000
Reserve for annuities issued	2,280,356,000	2,151,316,000
Ceded premium related to structured settlement annuities	12,782,000	15,510,000	32,920,000
Carrying value of structured settlement reinsurance treaty	493,800,000	514,500,000
Maximum amount of loans Corporation will have outstanding to all eligible subsidiaries at any given point in time	1,000,000,000
Net investment income from notes receivables	332,594,000	337,496,000	358,811,000
Allstate Insurance Company ("AIC")
Related Party Transaction [Line Items]
Reserve for annuities issued	2,060,000,000	2,080,000,000
Allstate Insurance Company ("AIC") | Life contingent structured settlement
Related Party Transaction [Line Items]
Structured settlement annuities issued		900,000	5,900,000
Premium revenue			89,000
Allstate Distributors Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Promotion and marketing expense	7,000	14,000	27,000
Allstate Financial Services, LLC
Related Party Transaction [Line Items]
Broker-Dealer agreement, Commission and other distribution expenses	166,000	246,000	316,000
Allstate Life Insurance Company
Related Party Transaction [Line Items]
Ceded premium related to structured settlement annuities	3,400,000	3,500,000	3,500,000
Carrying value of structured settlement reinsurance treaty	84,600,000	27,800,000
Road Bay Investments , LLC ("RBI")
Related Party Transaction [Line Items]
Maximum amount of mortgage loans to be sold to related party								50,000,000
Note receivable related to mortgage loan sold	0	0		2,800,000	13,700,000
Mortgage loans fair value on date of sale				2,800,000	13,700,000
Related party transaction, interest rate				5.80%	7.00%
Related party transaction ,note due date				Mar. 09, 2018	Mar. 26, 2017
Proceed from note receivable			2,800,000			1,100,000	9,800,000
Net investment income from notes receivables		$ 65,000	$ 220,000